BANK BORROWINGS	12 Months Ended
Dec. 31, 2013
BANK BORROWINGS
11.	BANK BORROWINGS

	As of December 31,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
Total bank borrowings	3,914,682	3,785,772	625,365

Comprised of:
Short-term	1,162,372	1,105,575	182,628
Long-term, current portion	467,204	234,121	38,674

	1,629,576	1,339,696	221,302
Long-term, non-current portion	2,285,106	2,446,076	404,063

	3,914,682	3,785,772	625,365

The short-term bank borrowings outstanding as of December 31, 2012 and 2013 bore an average interest rate of 4.204% and 3.489% per annum, respectively, and were denominated in Renminbi and U.S. Dollar. These borrowings were obtained from financial institutions and have terms of one month to one year.

The long-term bank borrowings outstanding as of December 31, 2012 and 2013 bore an average interest rate of 4.245% and 3.538% per annum, respectively, and were denominated in Renminbi and U.S. Dollar. These borrowings were obtained from financial institutions and will mature serially during 2014 to 2016.

As of December 31, 2013, the Group breached one of the bank covenants on its long-term borrowing agreements with KDB Asia Limited (as the lead lenders in the agreement) with outstanding borrowings of RMB1,097,442,000 (US$181,284,504).

In March 2014, the Group obtained a waiver letter from KDB Asia Limited as a remedy for the breach of the loan covenant as of December 31, 2013 and it is probable that the Group will be able to cure the default at measurement dates that are within the next 12 months ending December 31, 2014. Accordingly, RMB1,097,442,000 (US$181,284,504) under the bank borrowing agreements with KDB Asia Limited continued to be classified as non-current as of December 31, 2013.

The current and non-current portions of long-term bank borrowings as of December 31, 2013 will be due in installments between the periods of January 1, 2014 to December 31, 2014, and January 1, 2015 to September 30, 2016, respectively.

As of December 31, 2012 and 2013, unused loan facilities for short-term and long-term borrowings amounted to RMB1,191,722,000 and RMB4,016,333,000 (US$663,450,947), respectively.

Bank borrowings as of December 31, 2012 and 2013 were secured/guaranteed by the following:

December 31, 2012

Amount	Secured/guaranteed by
(RMB’000)
1,131,390	Guaranteed by Hanwha Chemical Corporation (“Hanwha Chemical”)
1,003,782	Guaranteed by the Company and other subsidiaries of the Group
634,773

Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s buildings and land use rights with net book value of RMB53,127,000 and RMB22,660,000, respectively (Notes 7 and 8)

628,550	Guaranteed by the Group’s plant and machinery with net book value of RMB364,783,000 (Notes 7)
404,305	Jointly guaranteed by (i) the Company, and (ii) the Group’s buildings and land use rights with net book value of RMB56,259,000 and RMB33,416,000, respectively (Notes 7 and 8)
111,882	Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch, which was valued as US$20,000,000

3,914,682

December 31, 2013

Amount	Secured/guaranteed by
(RMB’000)
1,707,132	Guaranteed by Hanwha Chemical Corporation (“Hanwha Chemical”)
649,935	Guaranteed by the Company and other subsidiaries of the Group
609,690	Guaranteed by the Group’s plant and machinery with net book value of RMB323,982,000 (US$53,518,014) (Note 7)
562,378	Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s buildings with net book value of RMB67,882,000 (US$11,213,308) (Note 7)
195,668

Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s buildings and land use rights with net book value of RMB55,962,000 (US$9,244,264) and RMB32,681,000 (US$5,398,517), respectively (Notes 7 and 8)

60,969	Guaranteed by restricted deposit held by Bank of China Qidong Branch, which was valued as US$10,000,000

3,785,772

As of December 31, 2013, the maturities of these long-term bank borrowings were as follows:

	December 31,
	2013	2013
	(RMB’000)	(US$’000)
Within 1 year	234,121	38,674
Between 1 and 2 years	1,573,000	259,841
Between 2 and 3 years	873,076	144,222